Financial Instruments, Interest Rate Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional Amount		$ 950
Net Fair Value		11
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	30	46	(1)
Cost of Sales [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 14	$ 28	$ (2)